Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Debt [Abstract]
Schedule of Obtained Loans from External Parties
	March 31, 2024	September 30, 2023
Total interest payable	$47	$35
Total debt and interest payable	$522	$510

	September 30, 2023	September 30, 2022
Total interest payable	$35,482	$12,102
Total debt and interest payable	$510,234	$486,854

Schedule of Interest Payable
Lender	Principle	Interest rate	Lending date	Due
Goh Meng Keong	$432	5% p.a	March 22, 2022	September 30, 2024
Goh Seng Wei	$43	5% p.a	May 26, 2022	November 25, 2024

Lender	Principle	Interest rate	Lending date	Due
Goh Meng Keong	$431,593	5% p.a	March 22, 2022	March 31, 2024
Goh Seng Wei	$43,159	5% p.a	May 26, 2022	May 25, 2024

Schedule of Debt Principal Payments
Principal payments:	Amount
For year ended September 30, 2024	475
Total	$475

Principal payments:	Amount
For year ended September 30, 2024	474,752
For year ended September 30, 2025	-
For year ended September 30, 2026	-
For year ended September 30, 2027	-
For year ended September 30, 2028	-
Total	474,752